Line of Credit (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 09, 2019
Line of credit term	1 year		1 year
Line of credit interest rate	9.72%		9.72%
Penalty interest	11.72%		11.72%
Line of credit facility interest expense	$ 725	$ 0	$ 574	$ 0
Short term line of credit	$ 4,798		$ 24,483
Orbsat Satcom Corp [Member] | Short Term Loan Agreement [Member]
Line of credit					$ 29,000